Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accrued liabilities and payables
Accrued administrative and operating expenses	$ 3,450	$ 3,314
Accrued interest	2,561	2,850
Refund liabilities	800	125
Accrued property tax	489	3,033
Current tax payable	635	818
Lease liability	28	75
Other accruals and payables	156	949
Total accrued liabilities and other payables	$ 8,119	$ 11,164